As filed with the Securities and Exchange Commission on 8/28/2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust
_______________________________________
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
 Summit, NJ 07901
_______________________________________
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(908) 897-0518
_______________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

ETFMG™ Prime Junior Silver ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.9%
Canada - 79.5%
Metals & Mining - 79.5%
Alexco Resource Corp. (a)	1,416,284	$1,869,495
Americas Silver Corp. (a)	605,989	1,743,013
Aurcana Corp. (a)	1,291,263	288,762
Bear Creek Mining Corp. (a)*	1,221,790	1,978,531
Endeavour Silver Corp. (a)	773,965	2,360,593
Excellon Resources, Inc. (a)	1,160,473	1,270,722
First Majestic Silver Corp. (a)	672,829	5,591,209
Fortuna Silver Mines, Inc. (a)	477,577	2,338,536
Great Panther Silver Ltd. (a)	1,958,262	2,506,575
IMPACT Silver Corp. (a)	1,303,741	477,542
Kootenay Silver, Inc. (a)	2,662,186	492,693
MAG Silver Corp. (a)	187,115	2,442,826
Mandalay Resources Corp. (a)	5,244,986	1,516,710
Minco Silver Corp. (a)*	924,226	805,348
Mirasol Resources Ltd. (a)*	747,017	915,914
Pan American Silver Corp. (a)	322,880	5,430,300
Sabina Gold & Silver Corp. (a)	1,644,416	2,536,114
Santacruz Silver Mining Ltd. (a)	2,354,013	335,821
Sierra Metals, Inc. (a)	910,979	2,283,067
Silver Standard Resources, Inc. (a)	237,130	2,302,180
Silvercorp Metals, Inc. (a)	772,214	2,471,228
Trevali Mining Corp. (a)	2,600,192	2,546,456
Total Metals & Mining		44,503,635

United Kingdom - 9.7%
Metals & Mining - 9.7%
Hochschild Mining PLC	1,522,672	5,437,973

United States - 10.7%
Metals & Mining - 10.7%
Coeur Mining, Inc. (a)	606,851	5,206,781
Golden Minerals Co. (a)	1,365,995	766,733
Total Metals & Mining		5,973,514
TOTAL COMMON STOCKS (Cost $63,951,018)		55,915,122

SHORT-TERM INVESTMENTS
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	130,985	130,985
TOTAL SHORT-TERM INVESTMENTS (Cost $130,985)		130,985

Total Investments (Cost $64,082,003) - 100.1%		56,046,107
Liabilities in Excess of Other Assets - (0.1)%		(42,631)
TOTAL NET ASSETS - 100.0%		$56,003,476

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
*	Illiquid Security - At June 30, 2017, the value of these securities amount to $3,699,793 or 6.6% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.7%
Canada - 3.1%
Capital Markets - 3.1%
Thomson Reuters Corp.	2,754	$127,482

Germany - 5.6%
Software - 5.6%
SAP SE	1,119	116,879
Software AG	2,502	109,591
Total Software		226,470

Israel - 3.0%
Software - 3.0%
NICE-Systems Ltd. - ADR	1,543	121,465

Sweden - 3.2%
Electronic Equipment, Instruments & Components - 3.2%
Hexagon AB	2,750	130,732

United States - 84.8%
Capital Markets - 3.0%
FactSet Research Systems, Inc.	726	120,647
Health Care Technology - 6.1%
Inovalon Holdings, Inc. (a) ^	8,837	116,207
Medidata Solutions, Inc. (a)	1,687	131,923
Total Health Care Technology		248,130
Internet Software & Services - 6.0%
Hortonworks, Inc. (a)	9,719	125,180
New Relic, Inc. (a)	2,751	118,321
Total Internet Software & Services		243,501
IT Services - 17.9%
Acxiom Corp. (a)	4,591	119,274
Alliance Data Systems Corp. ^	499	128,088
Black Knight Financial Services, Inc. (a)	2,507	102,662
CoreLogic, Inc. (a)	2,776	120,423
International Business Machines Corp.	788	121,218
Teradata Corp. (a) ^	4,413	130,139
Total IT Services		721,804
Professional Services - 9.1%
Dun & Bradstreet Corp.	1,148	124,156
Nielsen Holdings PLC ^	3,127	120,890
Verisk Analytics, Inc. (a)	1,487	125,458
Total Professional Services		370,504
Software - 40.1%
ANSYS, Inc. (a)	951	115,718
Blackbaud, Inc.	1,453	124,595
Fair Isaac Corp.	906	126,305
Guidewire Software, Inc. (a)	1,809	124,296
HubSpot, Inc. (a) ^	1,666	109,540
MicroStrategy, Inc. (a)	660	126,502
Oracle Corp.	2,648	132,772
PROS Holdings, Inc. (a)	4,023	110,190

Rubicon Project, Inc. (a)	11,923	61,284
Splunk, Inc. (a) ^	1,964	111,732
Tableau Software, Inc. (a)	1,938	118,741
Varonis Systems, Inc. (a)	3,303	122,872
Verint Systems, Inc. (a)	2,925	119,048
Workiva, Inc. (a)	6,174	117,615
Total Software		1,621,210
Technology Hardware, Storage & Peripherals - 2.6%
Hewlett Packard Enterprise Co.	6,390	106,010
Total United States		3,431,806
TOTAL COMMON STOCKS (Cost $3,695,806)		4,037,955

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.85% (b)	14,665	14,665
TOTAL SHORT-TERM INVESTMENTS (Cost $14,665)		14,665

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 15.5%
Investment Companies - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	628,374	628,374
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $628,374)		628,374

Total Investments (Cost $4,338,845) - 115.6%		4,680,994
Liabilities in Excess of Other Assets - (15.6)%		(630,720)
TOTAL NET ASSETS - 100.0%		$4,050,274

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $628,374 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $612,498.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ Prime Cyber Security ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 100.0%
Finland - 0.3%
Software - 0.3%
F-Secure OYJ	764,230	$3,639,856

Israel - 11.0%
Communications Equipment - 3.5%
Radware Ltd. (a) ^ #	2,293,575	40,229,305
Software - 7.5%
Check Point Software Technologies Ltd. (a)	384,985	41,994,164
CyberArk Software Ltd. (a) ^	880,201	43,966,040
Total Software		85,960,204
Total Israel		126,189,509

Japan - 4.9%
Software - 4.9%
FFRI, Inc.	265,916	12,506,741
Trend Micro, Inc.	857,701	44,152,823
Total Software		56,659,564

Netherlands - 1.6%
Software - 1.6%
Gemalto NV	294,002	17,646,030

Republic of Korea - 1.7%
Internet Software & Services - 1.7%
Ahnlab, Inc.	453,859	19,913,230

Sweden - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Precise Biometrics AB (a)	16,508,091	5,290,615

United Kingdom - 6.7%
Aerospace & Defense - 1.5%
BAE Systems PLC	2,032,687	16,771,825
Internet Software & Services - 1.5%
Mimecast Ltd. (a)	651,133	17,437,342
Software - 3.7%
Sophos Group PLC	7,386,451	42,657,433
Total United Kingdom		76,866,600

United States - 73.3%
Aerospace & Defense - 1.9%
The KEYW Holding Corp. (a) ^	2,318,968	21,682,351
Communications Equipment - 13.0%
Cisco Systems, Inc.	1,368,181	42,824,065
F5 Networks, Inc. (a)	136,280	17,315,737
Juniper Networks, Inc. ^	1,470,806	41,006,071
Palo Alto Networks, Inc. (a) ^	363,751	48,673,521
Total Communications Equipment		149,819,394

Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a) ^	914,920	45,572,165
VeriSign, Inc. (a) ^	193,680	18,004,493
Zix Corp. (a) ^ #	3,026,596	17,221,331
Total Internet Software & Services		80,797,989
IT Services - 7.7%
Booz Allen Hamilton Holding Corp.	442,784	14,408,191
Leidos Holdings, Inc.	314,311	16,246,736
ManTech International Corp.	455,940	18,866,797
Science Applications International Corp. ^	567,687	39,408,832
Total IT Services		88,930,556
Software - 43.6%
A10 Networks, Inc. (a)	2,137,504	18,040,534
Barracuda Networks, Inc. (a) ^	1,968,009	45,382,288
FireEye, Inc. (a) ^	2,877,823	43,771,688
Fortinet, Inc. (a)	1,096,554	41,054,982
Gigamon, Inc. (a) ^	1,130,765	44,495,603
Imperva, Inc. (a)	873,254	41,785,204
MobileIron, Inc. (a)	3,233,969	19,565,512
Proofpoint, Inc. (a) ^	501,601	43,554,015
Qualys, Inc. (a) ^	1,027,099	41,905,639
Rapid7, Inc. (a) ^	1,163,004	19,573,357
Splunk, Inc. (a) ^	704,411	40,073,942
Symantec Corp. ^	1,423,253	40,206,897
Varonis Systems, Inc. (a)	480,421	17,871,661
VASCO Data Security International, Inc. (a) ^	1,779,731	25,539,140
Verint Systems, Inc. (a) ^	424,889	17,292,982
Total Software		500,113,444
Total United States		841,343,734
TOTAL COMMON STOCKS (Cost $1,101,882,757)		1,147,549,138

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	1,050,909	1,050,909
TOTAL SHORT-TERM INVESTMENTS (Cost $1,050,909)		1,050,909

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 21.5%
Investment Companies - 21.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	246,521,341	246,521,341
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $246,521,341)		246,521,341

Total Investments (Cost $1,349,455,007) - 121.6%		1,395,121,388
Liabilities in Excess of Other Assets - (21.6)%		(247,100,770)
TOTAL NET ASSETS - 100.0%		$1,148,020,618

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $246,521,341 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $240,443,132.
# Affiliated security. Please refer to Note 4 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ Prime Mobile Payments ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.7%
Cyprus - 1.1%
IT Services - 1.1%
QIWI PLC - ADR	55,091	$1,359,646

France - 3.0%
Electronic Equipment, Instruments & Components - 3.0%
Ingenico Group	41,813	3,796,189

Germany - 3.6%
IT Services - 3.6%
Wirecard AG	72,384	4,606,570

Hong Kong - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
PAX Global Technologies Ltd.	1,289,535	827,488

Puerto Rico - 1.3%
IT Services - 1.3%
EVERTEC, Inc.	92,481	1,599,921

United Kingdom - 4.5%
Commercial Services & Supplies - 0.8%
PayPoint PLC	83,278	959,381
IT Services - 3.7%
Worldpay Group PLC	1,140,238	4,675,127
Total United Kingdom		5,634,508

United States - 85.6%
Consumer Finance - 13.3%
American Express Co. ^	95,894	8,078,111
Discover Financial Services	108,374	6,739,779
Green Dot Corp. (a)	55,340	2,132,250
Total Consumer Finance		16,950,140
Electronic Equipment, Instruments & Components - 1.8%
VeriFone Systems, Inc. (a) ^	125,129	2,264,835
Internet Software & Services - 1.3%
Q2 Holdings, Inc. (a)	44,940	1,660,533
IT Services - 63.9%
Blackhawk Network Holdings, Inc. (a) ^	58,660	2,557,576
Euronet Worldwide, Inc. (a)	37,902	3,311,498
Fidelity National Information Services, Inc.	79,986	6,830,804
First Data Corp. (a)	252,362	4,592,988
Fiserv, Inc. (a) ^	52,788	6,458,084
FleetCor Technologies, Inc. (a)	40,562	5,849,446
Global Payments, Inc. ^	66,626	6,017,660
MasterCard, Inc.	62,089	7,540,710
Net 1 UEPS Technologies, Inc. (a)	54,776	540,091
PayPal Holdings, Inc. (a)	136,342	7,317,476
Square, Inc. (a)	165,931	3,892,741
Total System Services, Inc.	93,968	5,473,636
Vantiv, Inc. (a)	85,172	5,394,794
Visa, Inc. ^	82,794	7,764,422
Western Union Co. ^	267,507	5,096,008

WEX, Inc. (a)	29,873	3,114,858
Total IT Services		81,752,792
Software - 2.1%
ACI Worldwide, Inc. (a) ^	122,365	2,737,305
Technology Hardware, Storage & Peripherals - 3.2%
CPI Card Group, Inc. ^	130,639	372,321
NCR Corp. (a)	92,433	3,774,964
Total Technology Hardware, Storage & Peripherals		4,147,285
Total United States		109,512,890
TOTAL COMMON STOCKS (Cost $116,446,548)		127,337,212

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	370,374	370,374
TOTAL MONEY MARKET FUNDS (Cost $370,374)		370,374

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 21.8%
Investment Companies - 21.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	27,795,964	27,795,964
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $27,795,964)		27,795,964

Total Investments (Cost $144,612,886) - 121.8%		155,503,550
Liabilities in Excess of Other Assets - (21.8)%		(27,816,663)
TOTAL NET ASSETS - 100.0%		$127,686,887

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $27,795,964 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $27,205,468.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ Drone Economy Strategy ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.8%
Cayman Islands - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
Ambarella, Inc. (a) ^	11,468	$556,770

France - 13.1%
Aerospace & Defense - 3.7%
Dassault Aviation SA	207	289,042
Thales SA	3,258	350,679
Total Aerospace & Defense		639,721
Communications Equipment - 9.4%
Parrot SA (a)	150,255	1,620,037
Total France		2,259,758

Germany - 1.3%
Industrial Conglomerates - 1.3%
Rheinmetall AG	2,325	220,726

Israel - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	1,940	239,306

Italy - 1.9%
Aerospace & Defense - 1.9%
Leonardo-Finmeccanica S.p.A	19,721	327,730

Japan - 9.5%
Automobiles - 3.1%
Subaru Corp.	8,010	269,623
Yamaha Motor Co. Ltd.	10,470	269,767
Total Automobiles		539,390
Electronic Equipment, Instruments & Components - 3.2%
Hitachi Ltd.	44,200	270,918
TDK Corp.	4,075	267,742
Total Electronic Equipment, Instruments & Components		538,660
Household Durables - 1.5%
Sony Corp. - ADR	6,782	259,005
Technology Hardware, Storage & Peripherals - 1.7%
NEC Corp.	106,900	283,229
Total Japan		1,620,284

Netherlands - 1.7%
Aerospace & Defense - 1.7%
Airbus SE	3,626	298,184

Republic of Korea - 1.6%
Aerospace & Defense - 1.6%
Korea Aerospace Industries Ltd.	5,472	272,608

Spain - 1.7%
IT Services - 1.7%
Indra Sistemas SA (a)	20,563	296,747

Sweden - 2.9%
Aerospace & Defense - 1.2%
Saab AB	4,048	199,885
Electronic Equipment, Instruments & Components - 1.7%
Hexagon AB	6,509	309,429
Total Sweden		509,314

Turkey - 2.8%
Aerospace & Defense - 1.4%
Aselsan Elektronik Sanayi ve Ticaret AS	37,957	235,825
Household Durables - 1.4%
Vestel Elektronik Sanayi ve Ticaret AS (a)	121,336	236,916
Total Turkey		472,741

United Kingdom - 5.3%
Aerospace & Defense - 5.3%
BAE Systems PLC	41,940	346,050
Cobham PLC	100,690	169,963
Meggitt PLC	32,610	202,554
QinetiQ Group PLC	55,456	195,163
Total Aerospace & Defense		913,730

United States - 53.3%
Aerospace & Defense - 37.5%
Aerovironment, Inc. (a) ^	60,077	2,294,941
Boeing Co.	3,972	785,463
General Dynamics Corp.	1,467	290,613
Kratos Defense & Security Solutions, Inc. (a)	32,115	381,205
L3 Technologies, Inc.	2,064	344,853
Lockheed Martin Corp.	1,061	294,544
Northrop Grumman Corp.	1,150	295,217
Orbital ATK, Inc.	2,322	228,392
Raytheon Co.	1,667	269,187
Rockwell Collins, Inc.	1,937	203,540
Teledyne Technologies, Inc. (a)	1,417	180,880
Textron, Inc.	7,024	330,830
TransDigm Group, Inc.	834	224,238
United Technologies Corp.	2,459	300,268
Total Aerospace & Defense		6,424,171
Electronic Equipment, Instruments & Components - 4.0%
FLIR Systems, Inc.	4,922	170,597
Jabil, Inc.	9,542	278,531
Trimble, Inc. (a)	6,548	233,567
Total Electronic Equipment, Instruments & Components		682,695
Household Durables - 3.8%
GoPro, Inc. (a) ^	80,211	652,116
Industrial Conglomerates - 2.1%
Honeywell International, Inc.	2,615	348,553
Semiconductors & Semiconductor Equipment - 5.9%
Intel Corp. ^	7,232	244,008
IXYS Corp.	15,999	263,184
NVIDIA Corp.	1,805	260,931
QUALCOMM, Inc.	4,562	251,914
Total Semiconductors & Semiconductor Equipment		1,020,037
Total United States		9,127,572
TOTAL COMMON STOCKS (Cost $15,262,902)		17,115,470

SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	77,094	77,094
TOTAL SHORT-TERM INVESTMENTS (Cost $77,094)		77,094

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 16.0%
Investment Companies - 16.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	2,751,308	2,751,308
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $2,751,308)		2,751,308

Total Investments (Cost $18,091,304) - 116.2%		19,943,872
Liabilities in Excess of Other Assets - (16.2)%		(2,780,826)
TOTAL NET ASSETS - 100.0%		$17,163,046

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,751,308 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $2,726,919.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ Video Game Tech ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 95.8%
Cayman Islands - 6.0%
Internet Software & Services - 2.1%
Momo, Inc. - ADR (a)	5,417	$200,212
NetEase, Inc. - ADR	729	219,159
SINA Corp. (a)	2,121	180,221
Weibo Corp. - ADR (a)	185	12,270
Total Internet Software & Services		611,862
Software - 3.9%
Changyou.com Ltd. - ADR (a)	28,759	1,114,699
Total Cayman Islands		1,726,561

France - 4.0%
Software - 4.0%
Ubisoft Entertainment SA (a)	20,112	1,141,198

Germany - 0.7%
Health Care Equipment & Supplies - 0.7%
Carl Zeiss Meditec AG	3,979	206,508

Hong Kong - 3.7%
Internet Software & Services - 0.8%
Tencent Hldgs Ltd.	6,100	218,140
Software - 2.9%
NetDragon Websoft Holdings Ltd.	317,065	826,425
Total Hong Kong		1,044,565

Japan - 33.7%
Household Durables - 1.3%
Sony Corp. - ADR	9,617	367,273
Internet Software & Services - 4.9%
DeNa Co. Ltd.	9,300	208,036
Gree, Inc.	134,900	1,176,590
Total Internet Software & Services		1,384,626
Leisure Products - 1.5%
Bandai Namco Holdings, Inc.	5,800	197,502
Sega Sammy Holdings, Inc.	16,300	219,121
Total Leisure Products		416,623
Software - 26.0%
Capcom Co. Ltd.	47,300	1,119,892
Gumi, Inc.	90,005	1,095,504
GungHo Online Entertainment, Inc.	82,840	212,854
Koei Tecmo Holdings Co. Ltd.	10,000	198,088
Konami Holdings Corp.	22,712	1,260,038
Nexon Co. Ltd.	59,200	1,168,473
Nintendo Co. Ltd.	3,700	1,239,529
Square Enix Holdings Co. Ltd.	35,200	1,151,687
Total Software		7,446,065
Total Japan		9,614,587

Norway - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Nordic Semiconductor ASA (a)	47,939	190,636

Republic of Korea - 10.4%
Software - 10.4%
NCSoft Corp.	3,279	1,087,603
Neowiz Corp. (a)	58,696	718,214
Webzen, Inc. (a)	61,792	1,185,452
Total Software		2,991,269

Sweden - 1.7%
Software - 1.7%
G5 Entertainment AB	16,106	488,455

Switzerland - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Logitech International SA ^	9,672	354,576

United States - 33.7%
Household Durables - 0.8%
Vuzix Corp. (a) ^	36,009	235,859
Internet Software & Services - 1.1%
Alphabet, Inc. (a)	363	329,870
Leisure Products - 1.4%
Hasbro, Inc.	1,972	219,897
Mattel, Inc. ^	9,036	194,545
Total Leisure Products		414,442
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	31,445	392,433
Intel Corp.	9,740	328,628
Kopin Corp. (a)	59,723	221,572
NVIDIA Corp.	2,444	353,305
Total Semiconductors & Semiconductor Equipment		1,295,938
Software - 20.1%
Activision Blizzard, Inc.	19,116	1,100,508
Electronic Arts, Inc. (a)	9,872	1,043,668
Glu Mobile, Inc. (a)	439,565	1,098,913
Microsoft Corp.	5,039	347,338
Take-Two Interactive Software, Inc. (a)	14,588	1,070,467
Zynga, Inc. (a)	317,403	1,155,347
Total Software		5,816,241
Specialty Retail - 3.8%
GameStop Corp. ^	50,359	1,088,258
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	2,307	332,254
Immersion Corp. (a)	24,353	221,125
Total Technology Hardware, Storage & Peripherals		553,379
Total United States		9,733,987
TOTAL COMMON STOCKS (Cost $26,361,942)		27,492,342

SHORT-TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 4.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	1,400,000	1,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,400,000)		1,400,000

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 5.0%
Investment Companies - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	1,427,529	1,427,529
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,427,529)		1,427,529

Total Investments (Cost $29,189,471) - 105.7%	30,319,871
Liabilities in Excess of Other Assets - (5.7)%	(1,619,447)
TOTAL NET ASSETS - 100.0%	$28,700,424

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,427,529 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $1,400,183.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFx HealthTech ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 98.1%
Belgium - 1.7%
Health Care Equipment & Supplies - 1.7%
Ion Beam Applications SA	918	$50,595

Denmark - 1.7%
Health Care Equipment & Supplies - 1.7%
William Demant Holding AS (a)	1,974	51,091

Germany - 5.2%
Health Care Equipment & Supplies - 1.7%
Carl Zeiss Meditec AG	938	48,682
Health Care Technology - 3.5%
CompuGroup Medical SE	1,835	102,969
Total Germany		151,651

Hong Kong - 3.5%
Health Care Technology - 3.5%
Alibaba Health Information Technology Ltd. (a)	214,600	102,250

Japan - 8.3%
Health Care Equipment & Supplies - 8.3%
Asahi Intecc Co. Ltd.	1,100	49,976
CYBERDYNE, Inc.	3,600	47,851
Nihon Kohden Corp.	2,200	50,738
Sysmex Corp.	800	47,726
Terumo Corp.	1,300	51,145
Total Health Care Equipment & Supplies		247,436

Netherlands - 3.5%
Health Care Equipment & Supplies - 1.9%
Wright Medical Group NV (a)	1,925	52,918
Life Sciences Tools & Services - 1.6%
QIAGEN NV	1,416	47,478
Total Netherlands		100,396

New Zealand - 1.7%
Health Care Equipment & Supplies - 1.7%
Fisher & Paykel Healthcare Corporation Ltd.	6,113	51,291

Spain - 1.6%
Biotechnology - 1.6%
Grifols SA	1,655	46,094

Sweden - 3.5%
Health Care Equipment & Supplies - 3.5%
Elekta AB	5,309	50,319
Getinge AB	2,629	51,458
Total Health Care Equipment & Supplies		101,777

Switzerland - 6.8%
Health Care Equipment & Supplies - 5.1%
Sonova Holding AG	306	49,686
Straumann Holding AG	89	50,630
Ypsomed Holding AG	248	50,148
Total Health Care Equipment & Supplies		150,464
Life Sciences Tools & Services - 1.7%
Tecan Group AG	273	51,332
Total Switzerland		201,796

United Kingdom - 3.4%
Health Care Equipment & Supplies - 1.7%
ConvaTec Group PLC (a)	12,204	50,737
Life Sciences Tools & Services - 1.7%
ICON PLC (a)	512	50,068
Total United Kingdom		100,805

United States - 57.2%
Health Care Equipment & Supplies - 22.5%
ABIOMED, Inc. (a)	342	49,009
Becton Dickinson and Co.	254	49,558
CONMED Corp.	1,007	51,297
Edwards Lifesciences Corp. (a)	438	51,789
ICU Medical, Inc. (a)	291	50,198
Intuitive Surgical, Inc. (a)	54	50,510
Merit Medical Systems, Inc. (a)	1,333	50,854
Neogen Corp. (a)	727	50,243
Nevro Corp. (a) ^	717	53,367
NuVasive, Inc. (a)	643	49,460
ResMed, Inc.	669	52,095
Varex Imaging Corp. (a)	1,501	50,734
Varian Medical Systems, Inc. (a)	497	51,285
Total Health Care Equipment & Supplies		660,399
Health Care Providers & Services - 3.5%
Teladoc, Inc. (a)	2,999	104,065
Health Care Technology - 24.4%
Allscripts Healthcare Solutions, Inc. (a) ^	8,179	104,364
athenahealth, Inc. (a)	700	98,385
Cerner Corp. (a)	1,544	102,630
Evolent Health, Inc. (a)	4,013	101,730
Inovalon Holdings, Inc. (a) ^	8,089	106,370
Medidata Solutions, Inc. (a)	1,295	101,269
Veeva Systems, Inc. (a)	1,649	101,100
Total Health Care Technology		715,848
Life Sciences Tools & Services - 6.8%
Cambrex Corp. (a)	812	48,517
INC Research Holdings, Inc. (a)	835	48,848
VWR Corp. (a)	1,504	49,647
Waters Corp. (a)	268	49,269
Total Life Sciences Tools & Services		196,281
Total United States		1,676,593
TOTAL COMMON STOCKS (Cost $2,739,441)		2,881,775

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Health Care Equipment & Supplies - 1.7%
Sartorius AG	514	49,595
TOTAL PREFERRED STOCKS (Cost $46,978)		49,595

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	3,276	3,276
TOTAL SHORT-TERM INVESTMENTS (Cost $3,276)		3,276

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 2.2%
Investment Companies - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	64,261	64,261
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $64,261)		64,261

Total Investments (Cost $2,853,956) - 102.1%		2,998,907
Liabilities in Excess of Other Assets - (2.1%)		(62,750)
TOTAL NET ASSETS - 100.0%		$2,936,157

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $64,261 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $62,836.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Solactive FinTech ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.7%
Australia - 3.4%
Software - 3.4%
IRESS Ltd.	9,986	$97,399

Bermuda - 3.0%
Professional Services - 3.0%
IHS Markit Ltd. (a)	1,927	84,865

Denmark - 3.2%
Software - 3.2%
SimCorp AS	1,486	90,023

Germany - 2.9%
IT Services - 2.9%
GFT Technologies SE	3,982	82,638

Jersey - 3.2%
Professional Services - 3.2%
Experian PLC	4,367	89,583

New Zealand - 3.4%
Software - 3.4%
Xero Ltd. (a)	5,177	95,601

Switzerland - 3.2%
Software - 3.2%
Temenos Group AG	998	89,090

United Kingdom - 3.1%
Software - 3.1%
Fidessa Group PLC	2,938	88,663

United States - 74.3%
Consumer Finance - 3.0%
LendingClub Corp. (a)	15,491	85,355
Diversified Financial Services - 3.6%
On Deck Capital, Inc. (a)	21,218	98,876
Internet Software & Services - 13.2%
CoStar Group, Inc. (a)	359	94,632
Envestnet, Inc. (a)	2,377	94,129
Q2 Holdings, Inc. (a)	2,365	87,387
Zillow Group, Inc. (a) ^	1,984	97,236
Total Internet Software & Services		373,384
IT Services - 22.7%
Black Knight Financial Services, Inc. (a)	2,311	94,635
Broadridge Financial Solutions, Inc.	1,195	90,294
CoreLogic, Inc. (a)	2,096	90,924
DST Systems, Inc.	1,451	89,527
PayPal Holdings, Inc. (a)	1,724	92,527
Square, Inc. (a)	3,819	89,594
Syntel, Inc.	5,431	92,110
Total IT Services		639,611

Professional Services - 6.3%
Equifax, Inc.	640	87,949
Verisk Analytics, Inc. (a)	1,091	92,048
Total Professional Services		179,997
Software - 25.5%
Blackline, Inc. (a)	2,699	96,463
Bottomline Technologies, Inc. (a)	3,446	88,528
Ellie Mae, Inc. (a)	810	89,027
Fair Isaac Corp.	664	92,568
Guidewire Software, Inc. (a)	1,330	91,384
Intuit, Inc.	642	85,264
Pegasystems, Inc.	1,494	87,175
SS&C Technologies Holdings, Inc.	2,340	89,879
Total Software		720,288
Total United States		2,097,511
TOTAL COMMON STOCKS (Cost $2,588,862)		2,815,373

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	9,276	9,276
TOTAL SHORT-TERM INVESTMENTS (Cost $9,276)		9,276

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 2.4%
Investment Companies - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	68,502	68,502
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $68,502)		68,502

Total Investments (Cost $2,666,640) - 102.4%		2,893,151
Liabilities in Excess of Other Assets - (2.4%)		(68,506)
TOTAL NET ASSETS - 100.0%		$2,824,645

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $68,502 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $68,516.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

TierraXP Latin America Real Estate ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Argentina - 2.5%
Real Estate Management & Development - 2.5%
Cresud SACIF y A - ADR (a)	3,007	58,486
IRSA Inversiones y Representaciones SA - ADR (a)	2,102	50,700
Total Real Estate Management & Development		109,186

Brazil - 42.5%
Capital Markets - 0.3%
GP Investments Ltd. (a)	5,587	11,147
Household Durables - 13.0%
Construtora Tenda SA (a)	4,928	21,748
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,159	87,410
Direcional Engenharia SA	47,352	74,611
Even Construtora e Incorporadora SA (a)	28,241	33,502
Ez Tec Empreendimentos e Participacoes SA	21,670	115,843
Gafisa SA (a)	12,674	41,508
MRV Engenharia e Participacoes SA	32,112	130,467
Tecnisa SA (a)	92,060	56,410
Total Household Durables		561,499
Real Estate Investment Trusts (REITs) - 16.9%
BB Progressivo II FII	2,371	97,684
CSHG Brasil Shopping Investimento Imobiliario	100	65,260
CSHG Logistica FI Imobiliario	125	46,207
CSHG Real Estate FI Imobiliario	158	69,249
FII BTG Pactual Corporate Office Fund	3,686	112,597
FII TB Office	841	18,252
JS Real Estate Multigestao FII	2,365	71,866
Kinea Renda Imobiliaria FII	1,801	81,148
Kinea Rendimentos Imobiliarios FII	3,832	124,229
Santander Agencias FII	1,366	52,580
Total Real Estate Investment Trusts (REITs)		739,072
Real Estate Management & Development - 12.3%
Aliansce Shopping Centers SA (a)	16,491	74,120
BR Malls Participacoes SA	25,239	90,964
BR Properties SA	20,755	56,447
Brasil Brokers Participacoes SA (a)	14,722	5,155
Helbor Empreendimentos SA (a)	70,353	43,109
Iguatemi Empresa de Shopping Centers SA	11,175	110,034
JHSF Participacoes SA (a)	34,844	19,984
Multiplan Empreendimentos Imobiliarios SA	5,306	104,554
Sao Carlos Empreendimentos e Participacoes SA	2,738	25,207
Total Real Estate Management & Development		529,574
Total Brazil		1,841,292

Chile - 4.2%
Household Durables - 1.1%
Socovesa SA	118,204	47,721
Real Estate Management & Development - 3.1%
Parque Arauco SA	37,654	94,840
PAZ Corporacion SA	43,547	41,000
Total Real Estate Management & Development		135,840
Total Chile		183,561

Mexico - 40.7%
Construction & Engineering - 1.0%
Empresas ICA SAB de CV (a)	155,893	13,228
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	16,602	28,358
Total Construction & Engineering		41,586
Real Estate Investment Trusts (REITs) - 25.2%
Asesor de Activos Prisma SAPI de CV	125,087	84,086
Concentradora Fibra Danhos SA de CV	69,440	124,465
Concentradora Fibra Hotelera Mexicana SA de CV	104,156	79,600
Concentradora Hipotecaria SAPI de CV	111,526	139,432
Fibra Shop Portafolios Inmobiliarios SAPI de CV	133,949	91,003
Fibra Uno Administracion SA de CV	79,142	149,748
Macquarie Mexico Real Estate Management SA de CV	133,817	157,496
PLA Administradora Industrial S de RL de CV	80,499	148,190
Prologis Property Mexico SA de CV	64,957	122,872
Total Equity Real Estate Investment Trusts (REITs)		1,096,892
Hotels, Restaurants & Leisure - 1.2%
Grupo Hotelero Santa Fe SAB de CV (a)	28,972	17,033
Hoteles City Express SAB de CV (a)	27,416	35,953
Total Hotels, Restaurants & Leisure		52,986
Household Durables - 1.1%
Consorcio ARA SAB de CV	107,663	35,475
Corporacion GEO SAB De CV (a)	20,292	2,169
Corpovael SA de CV	17,243	10,071
Desarrolladora Homex SAB de CV (a)	57,688	4,323
Total Household Durables		52,038
Real Estate Management & Development - 3.4%
Corporacion Inmobiliaria Vesta SAB de CV	74,247	109,639
Grupo GICSA SA de CV (a)	55,505	40,370
Total Real Estate Management & Development		150,009
Transportation Infrastructure - 8.8%
Grupo Aeroportuario del Centro Norte SAB de CV	21,186	127,603
Grupo Aeroportuario del Pacifico SAB de CV	12,392	139,634
Grupo Aeroportuario del Sureste SAB de CV	5,457	115,110
Total Transportation Infrastructure		382,347
Total Mexico		1,775,858

Peru - 0.9%
Construction & Engineering - 0.9%
Grana y Montero S.A.A. - ADR (a)	12,000	39,120

United States - 9.1%
Real Estate Investment Trusts (REITs) - 3.2%
Prologis, Inc.	2,360	138,390
Real Estate Management & Development - 5.9%
Brookfield Property Partners LP ^	4,424	104,716
CBRE Group, Inc. (a)	2,281	83,028

Jones Lang LaSalle, Inc.	547	68,375
Total Real Estate Management & Development		256,119
Total United States		394,509
TOTAL COMMON STOCKS (Cost $3,862,209)		4,343,526

Rights - 0.0%
Brasil Brokers Participacoes SA	498	91
TOTAL RIGHTS (Cost $498)		91

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 1.7%
Investment Companies - 1.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	73,500	73,500
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $73,500)		73,500

Total Investments (Cost $3,936,207) - 101.6%		4,417,117
Liabilities in Excess of Other Assets - (1.6)%		(69,994)
TOTAL NET ASSETS - 100.0%		$4,347,123

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $73,500 as of June 30, 2017.
^ All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $71,010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar TA-BIGITechTM Israel Technology ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 100.1%
Australia - 0.8%
Commercial Services & Supplies - 0.4%
Emefcy Group Ltd. (a)	127,338	$86,127
Diversified Telecommunication Services - 0.4%
Sky and Space Global Ltd. (a)	478,650	80,936
Total Australia		167,063

Guernsey - 11.7%
IT Services - 11.7%
Amdocs Ltd.	35,860	2,311,535
SafeCharge International Group Ltd.	30,018	103,607
Total IT Services		2,415,142

Israel - 59.4%
Aerospace & Defense - 4.3%
Elbit Systems Ltd.	7,217	890,242
Biotechnology - 1.9%
BioLine RX Ltd. - ADR (a)	89,798	76,328
Enzymotec Ltd. (a)	11,469	92,899
Evogene Ltd. (a)	16,567	83,207
Kamada Ltd. (a)	14,959	89,110
Vascular Biogenics Ltd. (a)	14,680	65,326
Total Biotechnology		406,870
Communications Equipment - 4.2%
AudioCodes Ltd. (a)	14,441	86,502
Ceragon Networks Ltd. (a)	38,319	100,500
Ituran Location and Control Ltd.	7,281	227,895
RADCOM Ltd. (a)	5,211	100,833
Radware Ltd. (a)	13,403	235,089
Silicom Ltd.	2,708	120,127
Total Communications Equipment		870,946
Electronic Equipment, Instruments & Components - 3.0%
Arad Ltd.	7,207	79,748
Magal Security Systems Ltd. (a)	14,344	70,429
Orbotech Ltd. (a)	14,410	470,055
Total Electronic Equipment, Instruments & Components		620,232
Health Care Equipment & Supplies - 2.1%
Mazor Robotics Ltd. (a)	15,460	265,470
Syneron Medical Ltd. (a)	14,187	155,348
Total Health Care Equipment & Supplies		420,818
Household Durables - 0.5%
Maytronics Ltd.	24,629	96,517
Independent Power and Renewable Electricity Producers - 0.8%
Energix-Renewable Energies Ltd.	91,325	76,864
Enlight Renewable Energy Ltd. (a)	212,527	79,446
Total Independent Power and Renewable Electricity Producers		156,310
Internet Software & Services - 4.0%
Wix.com Ltd. (a)	11,877	826,639
IT Services - 2.1%
Formula Systems (1985) Ltd.	3,431	128,748
Malam-Team Ltd.	691	75,709

Matrix IT Ltd.	14,350	147,229
One Software Technologies Ltd.	2,124	84,148
Total IT Services		435,834
Life Sciences Tools & Services - 0.5%
Compugen Ltd. (a)	27,035	105,634
Machinery - 1.6%
Kornit Digital Ltd. (a) ^	10,915	211,205
Sarine Technologies Ltd.	111,536	124,762
Total Machinery		335,967
Pharmaceuticals - 1.9%
Foamix Pharmaceuticals Ltd. (a) ^	20,927	97,101
Neuroderm Ltd. (a)	7,008	209,540
Redhill Biopharma Ltd. - ADR (a) ^	10,087	87,555
Total Pharmaceuticals		394,196
Real Estate Management & Development - 0.3%
Foresight Autonomous Holdings Ltd. (a)	42,471	69,885
Semiconductors & Semiconductor Equipment - 7.6%
Camtek Ltd. (a)	12,940	62,500
Mellanox Technologies Ltd. (a) ^	13,353	578,185
Nova Measuring Instruments Ltd. (a)	9,162	210,721
Tower Semiconductor Ltd. (a)	30,079	725,687
Total Semiconductors & Semiconductor Equipment		1,577,093
Software - 22.8%
Allot Communications Ltd. (a)	19,537	99,971
Attunity Ltd. (a)	11,781	84,705
Check Point Software Technologies Ltd. (a)	20,658	2,253,375
CyberArk Software Ltd. (a) ^	10,978	548,351
Hilan Ltd.	7,137	129,673
Magic Software Enterprises Ltd.	13,585	108,225
NICE-Systems Ltd.	18,152	1,455,969
Total Software		4,680,269
Technology Hardware, Storage & Peripherals - 1.8%
Stratasys Ltd. (a) ^	15,541	362,261
Total Israel		12,249,713

Jersey - 2.7%
Health Care Equipment & Supplies - 1.9%
Novocure Ltd. (a) ^	23,605	408,367
Internet Software & Services - 0.8%
XLMedia PLC	93,612	156,065
Total Jersey		564,432

Netherlands Antilles - 0.6%
Software - 0.6%
Sapiens International Corp. NV (a)	11,335	129,975

United Kingdom - 3.4%
Communications Equipment - 0.8%
Telit Communications PLC	41,015	166,671
Diversified Financial Services - 1.0%
Plus500 Ltd.	29,950	212,792
Hotels, Restaurants & Leisure - 1.1%
888 Holdings PLC	68,693	228,371

Media - 0.5%
Taptica international Ltd.	24,216	113,545
Total United Kingdom		721,379

United States - 21.5%
Aerospace & Defense - 0.4%
Arotech Corp. (a)	21,416	76,027
Biotechnology - 5.0%
Aevi Genomic Medicine, Inc. (a)	55,310	73,562
BrainStorm Cell Therapeutics, Inc. (a)	18,107	75,325
OPKO Health, Inc. (a)	104,376	701,953
Pluristem Therapeutics, Inc. (a)	61,157	79,174
Protalix BioTherapeutics, Inc. (a)	89,813	72,605
Total Biotechnology		1,002,619
Communications Equipment - 0.5%
Gilat Satellite Networks Ltd. (a)	19,909	97,993
Electric Utilities - 3.6%
Ormat Technologies, Inc.	12,762	751,449
Internet Software & Services - 1.0%
LivePerson, Inc. (a)	19,082	214,432
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (a) ^	8,838	68,671
Semiconductors & Semiconductor Equipment - 3.2%
CEVA, Inc. (a)	7,025	319,286
DSP Group, Inc. (a)	10,084	116,974
SolarEdge Technologies, Inc. (a)	11,308	226,160
Total Semiconductors & Semiconductor Equipment		662,420
Software - 7.5%
Imperva, Inc. (a)	10,144	485,390
Varonis Systems, Inc. (a)	7,023	261,256
Verint Systems, Inc. (a)	20,024	814,977
Total Software		1,561,623
Total United States		4,435,234
TOTAL COMMON STOCKS (Cost $19,396,772)		20,682,938

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.2%
Investment Companies - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	1,905,874	1,905,874
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,905,874)		1,905,874

Total Investments (Cost $21,302,646) - 109.3%		22,588,812
Liabilities in Excess of Other Assets - (9.3)%		(1,923,932)
TOTAL NET ASSETS - 100.0%		$20,664,880

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
^	All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $1,905,874.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,856,656 as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.2%
Bermuda - 2.3%
Chemicals - 0.3%
Axalta Coating Systems Ltd. (a)	1,490	$47,740
Insurance - 1.8%
Arch Capital Group Ltd. (a)	506	47,205
Axis Capital Holdings Ltd.	726	46,943
Everest Re Group Ltd.	208	52,955
RenaissanceRe Holdings Ltd.	332	46,165
Validus Holdings Ltd.	864	44,902
White Mountains Insurance Group Ltd.	55	47,775
Total Insurance		285,945
Professional Services - 0.2%
IHS Markit Ltd. (a)	1,144	50,382
Total Bermuda		384,067

Canada - 0.3%
Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	824	53,050

Ireland - 1.5%
Biotechnology - 0.3%
Alkermes PLC (a)	819	47,477
Building Products - 0.3%
Allegion PLC	640	51,917
Insurance - 0.3%
Willis Towers Watson PLC	371	53,965
Pharmaceuticals - 0.6%
Allergan PLC	203	49,347
Jazz Pharmaceuticals PLC (a)	331	51,471
Total Pharmaceuticals		100,818
Total Ireland		254,177

Jersey - 0.3%
Auto Components - 0.3%
Delphi Automotive PLC	603	52,853

Netherlands - 0.3%
Electrical Equipment - 0.3%
Sensata Technologies Holding NV (a)	1,097	46,864

Switzerland - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	651	51,221
Household Durables - 0.3%
Garmin Ltd.	953	48,632
Insurance - 0.3%
Allied World Assurance Co. Holdings AG	904	47,822
Total Switzerland		147,675

United Kingdom - 0.2%
Insurance - 0.2%
Aon PLC	409	54,376

United States - 93.6%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	629	43,200
Airlines - 0.6%
Alaska Air Group, Inc.	520	46,675
Southwest Airlines Co.	893	55,491
Total Airlines		102,166
Auto Components - 0.6%
BorgWarner, Inc.	1,148	48,629
Gentex Corp.	2,249	42,664
Total Auto Components		91,293
Automobiles - 0.9%
Harley-Davidson, Inc.	804	43,432
Tesla, Inc. (a)	174	62,921
Thor Industries, Inc.	499	52,155
Total Automobiles		158,508
Banks - 5.3%
Associated Banc-Corp	1,990	50,148
BancorpSouth, Inc.	1,586	48,373
Bank of Hawaii Corp.	590	48,952
BOK Financial Corp.	620	52,161
Citizens Financial Group, Inc.	1,389	49,560
Commerce Bancshares, Inc.	864	49,101
Cullen/Frost Bankers, Inc.	546	51,275
First Horizon National Corp.	2,625	45,728
First Republic Bank	511	51,151
Fulton Financial Corp.	2,688	51,072
M&T Bank Corp.	314	50,852
People's United Financial, Inc.	2,676	47,258
Signature Bank (a)	323	46,360
South State Corp.	543	46,535
SVB Financial Group (a)	257	45,178
Synovus Financial Corp.	1,182	52,292
Valley National Bancorp	4,126	48,728
Zions Bancorporation	1,154	50,672
Total Banks		885,396
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	821	42,240
Alnylam Pharmaceuticals, Inc. (a)	944	75,294
BioMarin Pharmaceutical, Inc. (a)	545	49,497
Incyte Corp. (a)	358	45,076
Ionis Pharmaceuticals, Inc. (a)	1,204	61,247
Seattle Genetics, Inc. (a)	763	39,478
Vertex Pharmaceuticals, Inc. (a)	442	56,961
Total Biotechnology		369,793
Building Products - 2.1%
AO Smith Corp.	938	52,838
Apogee Enterprises, Inc.	805	45,756
Fortune Brands Home & Security, Inc.	797	51,996
Lennox International, Inc. ^	287	52,705
Masco Corp.	1,414	54,029
Simpson Manufacturing Co., Inc.	1,113	48,649
Trex Co., Inc. (a)	690	46,685
Total Building Products		352,658

Capital Markets - 4.9%
Ares Management LP ^	2,566	46,188
BlackRock, Inc.	127	53,646
Charles Schwab Corp. ^	1,187	50,994
CME Group, Inc.	409	51,223
E*TRADE Financial Corp. (a)	1,376	52,329
Interactive Brokers Group, Inc.	1,396	52,238
Intercontinental Exchange, Inc.	810	53,395
KKR & Co. LP	2,671	49,681
Morningstar, Inc.	610	47,787
MSCI, Inc.	499	51,392
Northern Trust Corp.	561	54,535
S&P Global, Inc.	371	54,162
SEI Investments Co.	963	51,790
T Rowe Price Group, Inc.	714	52,986
TD Ameritrade Holding Corp.	1,249	53,695
Westwood Holdings Group, Inc.	913	51,758
Total Capital Markets		827,799
Chemicals - 3.0%
Albemarle Corp.	454	47,915
Celanese Corp.	540	51,268
Ecolab, Inc.	387	51,373
FMC Corp.	696	50,843
International Flavors & Fragrances, Inc.	366	49,410
PPG Industries, Inc.	462	50,802
RPM International, Inc.	875	47,731
Sherwin-Williams Co.	155	54,398
Westlake Chemical Corp.	727	48,135
WR Grace & Co.	696	50,119
Total Chemicals		501,994
Commercial Services & Supplies - 1.0%
Brink's Co.	907	60,769
Cintas Corp.	378	47,643
Copart, Inc. (a)	1,548	49,211
Total Commercial Services & Supplies		157,623
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,420	44,446
F5 Networks, Inc. (a)	335	42,565
Palo Alto Networks, Inc. (a) ^	425	56,869
Total Communications Equipment		143,880
Construction & Engineering - 0.8%
AECOM (a)	1,348	43,581
EMCOR Group, Inc.	762	49,819
Jacobs Engineering Group, Inc.	877	47,700
Total Construction & Engineering		141,100
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	220	48,968
Vulcan Materials Co.	398	50,418
Total Construction Materials		99,386
Containers & Packaging - 0.6%
AptarGroup, Inc.	630	54,722
Sealed Air Corp.	1,101	49,281
Total Containers & Packaging		104,003
Distributors - 0.6%
Genuine Parts Co.	526	48,792
LKQ Corp. (a)	1,640	54,038
Total Distributors		102,830

Diversified Consumer Services - 0.4%
H&R Block, Inc.	2,093	64,695
Diversified Financial Services - 0.6%
FNFV Group (a)	3,622	57,227
Voya Financial, Inc.	1,265	46,666
Total Diversified Financial Services		103,893
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	1,458	45,052
Electric Utilities - 1.5%
Avangrid, Inc.	1,139	50,287
Eversource Energy	828	50,268
IDACORP, Inc.	586	50,015
NextEra Energy, Inc.	379	53,109
PPL Corp.	1,303	50,374
Total Electric Utilities		254,053
Electrical Equipment - 1.7%
Acuity Brands, Inc.	235	47,771
AMETEK, Inc. ^	896	54,270
Emerson Electric Co.	813	48,471
Generac Holdings, Inc. (a)	1,288	46,535
Hubbell, Inc.	405	45,834
Rockwell Automation, Inc.	312	50,532
Total Electrical Equipment		293,413
Electronic Equipment, Instruments & Components - 4.4%
Amphenol Corp.	674	49,755
AVX Corp.	2,968	48,497
Badger Meter, Inc.	1,319	52,562
CDW Corp. ^	840	52,525
Dolby Laboratories, Inc.	915	44,798
IPG Photonics Corp. (a)	401	58,185
Itron, Inc. (a)	789	53,455
Keysight Technologies, Inc. (a)	1,327	51,660
Littelfuse, Inc.	300	49,500
National Instruments Corp.	1,492	60,008
OSI Systems, Inc. (a)	656	49,298
Trimble, Inc. (a)	1,499	53,469
Universal Display Corp.	562	61,399
Zebra Technologies Corp. (a)	530	53,276
Total Electronic Equipment, Instruments & Components		738,387
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	297	47,499
PriceSmart, Inc.	520	45,552
Walgreens Boots Alliance, Inc.	577	45,185
Total Food & Staples Retailing		138,236

Food Products - 0.8%
Kraft Heinz Co.	535	45,817
McCormick & Co., Inc.	491	47,877
Pinnacle Foods, Inc.	839	49,837
Total Food Products		143,531
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	422	63,350
Boston Scientific Corp. (a)	1,929	53,472
Cooper Cos.	242	57,940
DexCom, Inc. (a) ^	566	41,403
Edwards Lifesciences Corp. (a)	510	60,302
GenMark Diagnostics, Inc. (a)	3,744	44,292
IDEXX Laboratories, Inc. (a)	310	50,040
Intuitive Surgical, Inc. (a)	63	58,928
Stryker Corp.	368	51,071
Total Health Care Equipment & Supplies		480,798
Health Care Providers & Services - 3.4%
Aetna, Inc.	377	57,240
AMN Healthcare Services, Inc. (a)	1,181	46,118
Anthem, Inc.	293	55,122
Centene Corp. (a)	673	53,759
Cigna Corp.	330	55,239
Humana, Inc.	233	56,064
Laboratory Corporation of America Holdings (a)	334	51,483
MEDNAX, Inc. (a)	690	41,655
Quest Diagnostics, Inc.	488	54,246
UnitedHealth Group, Inc.	296	54,884
VCA, Inc. (a)	529	48,832
Total Health Care Providers & Services		574,642
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a) ^	3,785	48,297
Cerner Corp. (a)	815	54,173
Total Health Care Technology		102,470
Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.	765	49,151
Starbucks Corp.	831	48,456
Total Hotels, Restaurants & Leisure		97,607
Household Durables - 0.7%
KB Home	2,414	57,863
Newell Brands, Inc. ^	1,029	55,175
Total Household Durables		113,038
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	345	43,139
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	1,471	54,412
NRG Yield, Inc.	2,812	47,973
Ormat Technologies, Inc.	840	49,291
Pattern Energy Group, Inc.	2,432	57,979
Total Independent Power and Renewable Electricity Producers		209,655
Industrial Conglomerates - 1.5%
3M Co.	254	52,880
Carlisle Cos, Inc.	451	43,025
General Electric Co.	1,633	44,107
Honeywell International, Inc.	385	51,317
Roper Technologies, Inc.	232	53,716
Total Industrial Conglomerates		245,045

Insurance - 2.7%
Aflac, Inc.	671	52,123
Alleghany Corp. (a)	79	46,989
Brown & Brown, Inc.	1,162	50,047
Cincinnati Financial Corp.	673	48,759
Citizens, Inc. (a) ^	6,460	47,675
Markel Corp. (a)	50	48,793
Marsh & McLennan Cos, Inc.	650	50,674
Torchmark Corp.	622	47,583
Travelers Cos, Inc. ^	403	50,992
Total Insurance		443,635
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	55	53,240
Expedia, Inc.	384	57,197
Netflix, Inc. (a)	324	48,409
Priceline Group, Inc. (a)	27	50,504
TripAdvisor, Inc. (a)	1,112	42,478
Total Internet & Direct Marketing Retail		251,828
Internet Software & Services - 1.4%
CommerceHub, Inc. - Series A (a)	3,099	53,985
Facebook, Inc. (a)	341	51,484
VeriSign, Inc. (a) ^	551	51,221
Zillow Group, Inc. (a) ^	1,437	70,427
Total Internet Software & Services		227,117
IT Services - 3.7%
Automatic Data Processing, Inc.	474	48,566
Broadridge Financial Solutions, Inc.	714	53,950
Cognizant Technology Solutions Corp.	806	53,518
Fidelity National Information Services, Inc.	609	52,009
Fiserv, Inc. (a) ^	420	51,383
FleetCor Technologies, Inc. (a)	319	46,003
Global Payments, Inc. ^	595	53,740
MasterCard, Inc.	430	52,224
Paychex, Inc.	826	47,032
PayPal Holdings, Inc. (a)	1,115	59,842
Vantiv, Inc. (a)	749	47,442
Visa, Inc.	540	50,641
Total IT Services		616,350
Leisure Products - 0.3%
Hasbro, Inc.	487	54,305
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	477	56,048
Illumina, Inc. (a)	284	49,280
Quintiles IMS Holdings, Inc. (a)	596	53,342
Waters Corp. (a)	310	56,990
Total Life Sciences Tools & Services		215,660
Machinery - 4.8%
Crane Co.	649	51,518
Donaldson Co., Inc.	1,066	48,546
Flowserve Corp.	991	46,012
Graco, Inc.	510	55,733
Hillenbrand, Inc.	1,355	48,916
IDEX Corp.	519	58,651
Illinois Tool Works, Inc.	366	52,430
ITT, Inc.	1,169	46,970
Lincoln Electric Holdings, Inc.	559	51,478
Middleby Corp. (a)	352	42,772
Snap-on, Inc.	288	45,504

Tennant Co.	661	48,782
Toro Co.	776	53,769
WABCO Holdings, Inc. (a)	408	52,024
Wabtec Corp.	616	56,364
Xylem, Inc.	966	53,545
Total Machinery		813,014
Media - 2.0%
Charter Communications, Inc. (a)	148	49,854
Comcast Corp.	1,277	49,701
Liberty Broadband Corp. (a)	564	48,386
Scripps Networks Interactive, Inc. ^	611	41,737
Sirius XM Holdings, Inc. ^	9,320	50,979
Time Warner, Inc.	497	49,904
Walt Disney Co.	422	44,838
Total Media		335,399
Metals & Mining - 1.2%
Compass Minerals International, Inc.	719	46,951
Nucor Corp.	814	47,106
Reliance Steel & Aluminum Co.	607	44,196
Schnitzer Steel Industries, Inc.	2,360	59,472
Total Metals & Mining		197,725
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	611	42,721
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,767	48,380
Consolidated Edison, Inc.	627	50,675
MDU Resources Group, Inc.	1,776	46,531
Total Multi-Utilities		145,586
Personal Products - 0.3%
Coty, Inc. ^	2,681	50,296
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	882	49,145
Johnson & Johnson	390	51,593
Merck & Co, Inc.	765	49,029
Pfizer, Inc.	1,424	47,832
Zoetis, Inc.	908	56,641
Total Pharmaceuticals		254,240
Professional Services - 1.2%
Dun & Bradstreet Corp.	450	48,668
Equifax, Inc.	355	48,784
Nielsen Holdings PLC ^	1,181	45,657
Verisk Analytics, Inc. (a)	590	49,778
Total Professional Services		192,887
Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc.	440	53,007
AvalonBay Communities, Inc.	265	50,925
Crown Castle International Corp.	516	51,693
Digital Realty Trust, Inc.	457	51,618
Essex Property Trust, Inc.	210	54,027
Extra Space Storage, Inc.	655	51,090
Federal Realty Investment Trust	364	46,006
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,376	54,339
Kimco Realty Corp.	2,172	39,856
Prologis, Inc.	938	55,004
Realty Income Corp.	817	45,082
Regency Centers Corp.	733	45,915
SBA Communications Corp. (a)	398	53,690
Total Real Estate Investment Trusts (REITs)		652,252
Road & Rail - 0.3%
AMERCO	127	46,490

Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc. ^	593	46,135
Applied Materials, Inc.	1,234	50,977
Cypress Semiconductor Corp.	3,536	48,266
First Solar, Inc. (a)	1,785	71,186
Integrated Device Technology, Inc. (a)	2,027	52,276
Intel Corp.	1,348	45,482
KLA-Tencor Corp.	511	46,762
Lam Research Corp.	378	53,461
Maxim Integrated Products, Inc.	1,081	48,537
Microchip Technology, Inc. ^	658	50,784
NVIDIA Corp.	445	64,329
ON Semiconductor Corp. (a) ^	3,098	43,496
Power Integrations, Inc.	737	53,727
Qorvo, Inc. (a) ^	699	44,261
QUALCOMM, Inc.	850	46,937
Rambus, Inc. (a)	3,653	41,754
Skyworks Solutions, Inc.	495	47,495
SunPower Corp. (a) ^	7,932	74,085
Teradyne, Inc.	1,543	46,336
Texas Instruments, Inc.	596	45,850
Xilinx, Inc.	839	53,964
Total Semiconductors & Semiconductor Equipment		1,076,100
Software - 3.2%
Activision Blizzard, Inc.	962	55,382
Adobe Systems, Inc. (a)	372	52,616
ANSYS, Inc. (a)	453	55,121
Autodesk, Inc. (a)	560	56,459
Intuit, Inc.	413	54,851
Red Hat, Inc. (a)	554	53,046
salesforce.com, Inc. (a)	587	50,834
ServiceNow, Inc. (a)	553	58,618
Splunk, Inc. (a) ^	771	43,862
Workday, Inc. (a)	576	55,872
Total Software		536,661
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	323	37,659
AutoZone, Inc. (a)	67	38,221
Foot Locker, Inc.	643	31,687
L Brands, Inc.	1,036	55,829
O'Reilly Automotive, Inc. (a)	178	38,936
Ross Stores, Inc.	728	42,027
The Home Depot, Inc.	331	50,775
Tiffany & Co.	510	47,874
TJX Cos, Inc.	607	43,807
Tractor Supply Co. ^	695	37,676
Ulta Beauty, Inc. (a)	170	48,848
Williams-Sonoma, Inc. ^	907	43,990
Total Specialty Retail		517,329
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. (a) ^	3,207	59,971
Apple, Inc.	338	48,679
Hewlett Packard Enterprise Co.	2,025	33,595
NetApp, Inc.	1,146	45,897
Total Technology Hardware, Storage & Peripherals		188,142
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	1,177	55,718
Hanesbrands, Inc.	2,342	54,241
Lululemon Athletica, Inc. (a)	925	55,195
NIKE, Inc.	861	50,799

PVH Corp.	464	53,128
Ralph Lauren Corp.	596	43,985
Under Armour, Inc. (a) ^	2,622	52,860
VF Corp. ^	885	50,976
Total Textiles, Apparel & Luxury Goods		416,902
Thrifts & Mortgage Finance - 1.4%
Bear State Financial, Inc.	5,106	48,303
Capitol Federal Financial, Inc.	3,360	47,746
New York Community Bancorp, Inc.	3,495	45,889
TFS Financial Corp.	2,928	45,296
Washington Federal, Inc.	1,466	48,671
Total Thrifts & Mortgage Finance		235,905
Trading Companies & Distributors - 1.8%
Air Lease Corp. ^	1,238	46,252
Fastenal Co.	936	40,744
GATX Corp. ^	797	51,223
MSC Industrial Direct Co., Inc.	468	40,229
United Rentals, Inc. (a)	382	43,055
WESCO International, Inc. (a)	689	39,480
WW Grainger, Inc.	209	37,731
Total Trading Companies & Distributors		298,714
Water Utilities - 1.2%
American States Water Co.	1,096	51,961
American Water Works Co., Inc.	617	48,095
Aqua America, Inc.	1,511	50,316
Middlesex Water Co.	1,315	52,075
Total Water Utilities		202,447
Total United States		15,740,988

Virgin Islands (UK) - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (a)	1,259	45,639
TOTAL COMMON STOCKS (Cost $15,622,963)		16,779,689

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	162,980	162,980
TOTAL SHORT-TERM INVESTMENTS (Cost $162,980)		162,980

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 7.9%
Investment Companies - 7.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +	1,333,317	1,333,317
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,333,317)		1,333,317

Total Investments (Cost $17,119,260) - 108.7%		18,275,986
Liabilities in Excess of Other Assets - (8.7)%		(1,460,507)
TOTAL NET ASSETS - 100.0%		$16,815,479

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.
^	All or a portion of this security is out on loan as of June 30, 2017. Total value of securities out on loan is $1,333,317.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,301,572 as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Spirited Funds/ETFMG Whiskey & Spirits ETF
Schedule of Investments
June 30, 2017 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.9%
Chile - 1.6%
Beverages - 1.6%
Cia Cervecerias Unidas SA - ADR	1,710	$44,870

France - 28.2%
Beverages - 23.6%
Marie Brizard Wine & Spirits SA (a)	7,297	130,765
Pernod Ricard SA	2,966	397,199
Remy Cointreau SA	1,119	130,682
Total Beverages		658,646
Textiles, Apparel & Luxury Goods - 4.6%
LVMH Moet Hennessy Louis Vuitton SE	512	127,658
Total France		786,304

Ireland - 1.4%
Beverages - 1.4%
C&C Group PLC	10,466	38,479

Italy - 4.8%
Beverages - 4.8%
Davide Campari-Milano S.p.A.	18,831	132,704

Japan - 5.4%
Beverages - 5.4%
Asahi Group Holdings Ltd.	1,400	52,627
Kirin Holdings Co Ltd.	2,700	54,948
Takara Holdings, Inc.	4,100	42,649
Total Beverages		150,224

Mexico - 1.9%
Beverages - 1.9%
Becle SAB de CV (a)	30,982	52,835

Philippines - 1.7%
Beverages - 1.7%
Emperador, Inc.	315,300	47,114

Republic of Korea - 5.1%
Beverages - 5.1%
Bohae Brewery Co Ltd. (a)	33,518	33,250
Hite Jinro Co Ltd.	1,643	33,459
Kook Soon Dang Brewery Co Ltd.	5,665	35,600
Lotte Chilsung Beverage Co Ltd.	26	38,949
Total Beverages		141,258

South Africa - 4.3%
Beverages - 4.3%
Distell Group Ltd.	11,451	119,924

Thailand - 4.7%
Beverages - 4.7%
Thai Beverage PCL	202,250	132,214

United Kingdom - 25.0%
Beverages - 25.0%
Diageo PLC	22,548	666,208
Stock Spirits Group PLC	15,547	34,424
Total Beverages		700,632

United States - 15.8%
Beverages - 15.8%
Brown-Forman Corp.	4,352	211,507
Constellation Brands, Inc.	516	99,965
MGP Ingredients, Inc.	2,521	129,000
Total Beverages		440,472
TOTAL COMMON STOCKS (Cost $2,518,799)		2,787,030

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.85% (b)	51,753	51,753
TOTAL SHORT-TERM INVESTMENTS (Cost $51,753)		51,753

Total Investments (Cost $2,570,552) - 101.8%		2,838,783
Liabilities in Excess of Other Assets - (1.8)%		(49,231)
TOTAL NET ASSETS - 100.0%		$2,789,552

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by ETFMG™ Prime Junior Silver ETF, ETFMG™ Prime Cyber Security ETF, PureFunds™ ISE Big Data ETF, ETFMG™ Prime Mobile Payments ETF, ETFMG™ Drone Economy Strategy ETF, ETFMG™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF, ETFMG™ ETFx HealthTech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, TierraXP™ Latin America Real Estate ETF, and BlueStar TA-BIGITech™ Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
 Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2017, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

ETFMG™ Prime Junior Silver ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,427,379	$3,487,743	$—	$55,915,122
Short Term Investments	130,985	—	—	130,985
Total Investments in Securities	$52,558,364	$3,487,743	$—	$56,046,107

ETFMG™ Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,147,549,138	$—	$—	$1,147,549,138
Short Term Investments	1,050,909	—	—	1,050,909
Investments Purchased with Securities Lending Collateral*	—	—	—	246,521,341
Total Investments in Securities	$1,148,600,047	$—	$—	$1,395,121,388

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,037,955	$—	$—	$4,037,955
Short Term Investments	14,665	—	—	14,665
Investments Purchased with Securities Lending Collateral*	—	—	—	628,374
Total Investments in Securities	$4,052,620	$—	$—	$4,680,994

ETFMG™ Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$127,337,212	$—	$—	$127,337,212
Short Term Investments	370,374	—	—	370,374
Investments Purchased with Securities Lending Collateral*	—	—	—	27,795,964
Total Investments in Securities	$127,707,586	$—	$—	$155,503,550

ETFMG™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,115,470	$—	$—	$17,115,470
Short Term Investments	77,094	—	—	77,094
Investments Purchased with Securities Lending Collateral*	—	—	—	2,751,308
Total Investments in Securities	$17,192,564	$—	$—	$19,943,872

ETFMG™ Video Game Tech ETF Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,492,342	$—	$—	$27,492,342
Short Term Investments	1,400,000	—	—	1,400,000
Investments Purchased with Securities Lending Collateral*	—	—	—	1,427,529
Total Investments in Securities	$28,892,342	$—	$—	$30,319,871

PureFunds™ Solactive FinTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,815,373	$—	$—	$2,815,373
Short Term Investments	9,276	—	—	9,276
Investments Purchased with Securities Lending Collateral*	—	—	—	68,502
Total Investments in Securities	$2,824,649	$—	$—	$2,893,151

ETFMG™ ETFx HealthTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,881,775	$—	$—	$2,881,775
Preferred Stocks	49,595	—	—	49,595
Short Term Investments	3,276	—	—	3,276
Investments Purchased with Securities Lending Collateral*	—	—	—	64,261
Total Investments in Securities	$2,934,646	$—	$—	$2,998,907
Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,779,689	$—	$—	$16,779,689
Short Term Investments	162,980	—	—	162,980
Investments Purchased with Securities Lending Collateral*	—	—	—	1,333,317
Total Investments in Securities	$16,942,669	$—	$—	$18,275,986

TierraXP™ Latin America Real Estate ETF Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,295,805	$47,721	$—	$4,343,526
Rights	91	—	—	91
Investments Purchased with Securities Lending Collateral*	—	—	—	73,500
Total Investments in Securities	$4,295,896	$47,721	$—	$4,417,117
BlueStar TA-BIGITech™ Israel Technology ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,682,938	$—	$—	$20,682,938
Investments Purchased with Securities Lending Collateral*	—	—	—	1,905,874
Total Investments in Securities	$20,682,938	$—	$—	$22,588,812

Spirited Funds/ETFMG Whiskey & Spirits ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,787,030	$—	$—	$2,787,030
Short Term Investments	51,753	—	—	51,753
Total Investments in Securities	$2,838,783	$—	$—	$2,838,783

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Below are the transfers into or out of Levels 1 and 2 during the period ended June 30, 2017:

ETFMG™ Prime Junior Silver ETF
Transfers into Level 1	$—
Transfers out of Level 1	(2,283,067)
Net Transfers in and/(out) of Level 1	$(2,283,067)
Transfers into Level 2	$2,283,067
Transfers out of Level 2	—
Net Transfers in and/(out) of Level 2	$2,283,067

TierraXP™ Latin America Real Estate ETF
Transfers into Level 1	$—
Transfers out of Level 1	(47,721)
Net Transfers in and/(out) of Level 1	$(47,721)

Transfers into Level 2	$47,721
Transfers out of Level 2	—
Net Transfers in and/(out) of Level 2	$47,721

The transfer from Level 1 to Level 2 are due to decreased trading activity on June 30, 2017.  Transfers between levels are recognized at the end of the reporting period.

Each of, ETFMG™ Prime Cyber Security ETF, PureFunds™ ISE Big Data ETF, ETFMG™ Prime Mobile Payments ETF, ETFMG™ Drone Economy Strategy ETF, ETFMG™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF, ETFMG™ ETFx HealthTech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, and BlueStar TA-BIGITech™ Israel Technology ETF did not have any transfers between Levels 1 and 2 during the period ended June 30, 2017.

The Funds did not have any transfers into or out of Level 3 during the period ended June 30, 2017.

NOTE 2 – FEDERAL INCOME TAXES

As of June 30, 2017, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG™ Prime Junior Silver ETF	$64,082,003	$2,923,966	$(10,959,862)	$(8,035,896)
ETFMG™ Prime Cyber Security ETF	1,349,455,007	92,472,553	(46,806,172)	(45,666,381)
PureFunds ISE Big Data ETF	4,338,845	375,412	(33,263)	342,149
ETFMG™ Prime Mobile Payments ETF	144,612,886	11,858,204	(967,540)	10,890,664
ETFMG™ Drone Economy Strategy ETF	18,091,304	2,313,926	(461,358)	1,852,568
ETFMG™ Video Game Tech ETF	29,189,471	1,672,411	(542,011)	1,130,400
PureFunds™ Solactive FinTech ETF	2,666,640	245,385	(18,874)	226,511
ETFMG™ ETFx HealthTech ETF	2,853,956	159,598	(14,647)	144,951
Etho Climate Leadership U.S. ETF	17,119,260	1,403,329	(246,603)	1,156,726
TierraXPTM Latin America Real Estate ETF	3,936,207	556,544	(75,634)	480,910
BlueStar TA-BIGITechTM Israel Technology ETF	21,302,646	1,711,045	(424,879)	1,286,166
Spirited Funds/ETFMG Whiskey & Spirits ETF	2,570,552	297,328	(29,097)	268,231

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

NOTE 3 – INVESTMENTS IN AFFILIATES

ETFMG™ Prime Junior Silver ETF

ETFMG™ Prime Junior Silver ETF owned 5% or more of the voting securities of the following company during the nine months ended June 30, 2017.  After ETFMGTM Prime Junior Silver ETF sold some of their holdings in the company, the company was no longer deemed an affiliate of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in this security were as follows:

Share Activity
Security Name	Balance September 30, 2016	Purchases	Sales	Balance June 30, 2017	Realized Losses[1]	Dividend Income	Value June 30, 2017
Excellon Resources, Inc.	362,439	2,910,466	(2,112,432)	1,160,473	(473,336)	—	1,270,722

ETFMG™ Prime Cyber Security ETF

ETFMG™ Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the nine months ended June 30, 2017.  After ETFMG™ Prime Cyber Security ETF sold some of their holdings in Precise Biometrics AB, the company was no longer deemed an affiliate of the Fund as defined by the Investment Company Act of 1940. Radware, Ltd. and Zix Corp. are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

Share Activity
Security Name	Balance September 30, 2016	Purchases	Sales	Balance June 30, 2017	Realized Losses[1]	Dividend Income	Value June 30, 2017
Precise Biometrics AB	—	21,993,368	(5,485,277)	16,508,091	(824,445)	—	5,290,615
Radware, Ltd.	1,590,920	1,001,551	(298,896)	2,293,575	(1,632,680)	—	40,229,305
Zix Corp.	2,236,742	1,795,622	(1,005,768)	3,026,596	(462,315)	—	17,221,331

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
    Samuel Masucci, III, Principal Executive Officer

Date  August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

   Date  August 24, 2017

* Print the name and title of each signing officer under his or her signature.